Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	3.48%	0.20%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(4.50%)	(6.72%)
Rate of Exchange of U.S. Dollar	3.18	3.33
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	6.66%	2.20%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(0.79%)	(10.64%)
Rate of Exchange of U.S. Dollar	1.25	1.26